INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 2,390	$ 3,528	$ 4,670	$ 6,769
Cost of revenues	484	1,451	1,551	2,967
Gross profit	1,906	2,077	3,119	3,802
Research and development expenses - net	421	1,765	1,203	3,273
Selling, General and administrative expenses	1,185	2,712	2,444	5,388
Operating gain (loss)	300	(2,400)	(528)	(4,859)
Financial expenses - net	(495)	(455)	(1,082)	(760)
Income (expenses) from devaluation (revaluation) of Conversion feature embedded in Series A convertible note	121	(57)	(133)	(416)
Gain/(loss) from revaluation of Series B convertible notes	(1,175)	653	(1,709)	168
Other income			48
Net loss for the period	(1,249)	(2,259)	(3,404)	(5,867)
Loss per share ("EPS"):
Basic	$ (0.04)	$ (0.10)	$ (0.11)	$ (0.26)
Diluted	$ (0.04)	$ (0.12)	$ (0.11)	$ (0.26)
Weighted average number of shares used in computation of EPS:
Basic	31,069	22,769	31,079	22,767
Diluted	31,069	22,769	31,079	22,767
Interim condensed consolidation statement of comprehensive loss:
Gain on available-for-sale marketable securities		386		1,023
Net comprehensive loss for the period	$ (1,249)	$ (1,873)	$ (3,404)	$ (4,844)